Related party transactions	12 Months Ended
Jun. 30, 2021
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Related party transactions
Note 27. Related party transactions
Parent entity
Kazia Therapeutics Limited is the parent entity.
Subsidiaries
Interests in subsidiaries are set out in note 29.
Key management personnel
Disclosures relating to key management personnel are set out in note 23 and the remuneration report included in the directors’ report.
Transactions with related parties
There was no other transaction with KMP and their related parties.

Receivable from and payable to related parties
There were no trade receivables from or trade payables to related parties at the current and previous reporting date.
Loans to/from related parties
There were no loans to or from related parties at the current and previous reporting date.
Terms and conditions
All transactions were made on normal commercial terms and conditions and at market rates.